Warehouse Lines of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Warehouse Lines of Credit
NOTE 7 – WAREHOUSE LINES OF CREDIT
The Company had the following warehouse lines of credit with financial institutions as of September 30, 2021 and December 31, 2020, respectively, (in thousands):

Warehouse Lines of Credit 1	Expiration Date	September 30, 2021	December 31, 2020
Master Repurchase Agreement (“MRA”) Funding:
$400 Million 2	6/23/2021	$—	$287,073
$2 Billion2	7/1/2021	—	499,841
$150 Million 2	9/19/2021	—	112,429
$300 Million	11/16/2021	272,308	249,006
$250 Million	12/23/2021	95,943	86,928
$1 Billion	1/10/2022	862,650	769,510
$3.5 Billion	2/23/2022	2,516,316	1,344,851
$500 Million	3/4/2022	379,161	666,891
$150 Million	5/24/2022	129,404	140,237
$200 M illion	7/6/2022	186,653	198,705
$400 M illion	10/20/2022	309,810	248,947
$1 B illion	4/23/2023	905,118	—
$2 B illion	5/26/2023	987,968	1,179
$4 B illion	7/28/2023	2,394,222	1,685,138
$700 Million	8/30/2023	573,280	365,577
$1.5 Billion	9/18/2023	671,432	209,138
Early Funding:
$250 Million (ASAP + - see below)	No expiration	203,125	75,947
$150 Million ( EF - see below)	No expiration	560	—

All interest rates are variable based on a spread to the one-month LIBOR rate.		$10,487,950	$6,941,397

1	An aggregate of $1.7 billion of these line amounts is committed as of Septembe r 30, 2021.
2	This warehouse line of credit agreement expired pursuant to its terms prior to September 30, 2021.
We are an approved lender for loan early funding facilities with Fannie Mae through its As Soon As Pooled Plus (“ASAP+”) program and Freddie Mac through its Early Funding (“EF”) program. As an approved lender for these early funding programs, we enter into an agreement to deliver closed and funded one-to-four
family residential mortgage loans, each secured by related mortgages and deeds of trust, and receive funding in exchange for such mortgage loans in some cases before the lender has grouped them into pools to be securitized by Fannie Mae or Freddie Mac. All such mortgage loans must adhere to a set of eligibility criteria to be acceptable. As of
September
 30, 2021, the amount outstanding through the ASAP+ program w as
 approximately $203.1
million and $
0.6
million was outstanding under the EF program.
In addition to the arrangements with Fannie Mae and Freddie Mac, we are also party to one early funding (or “gestation”) line with a financial institution. Through this arrangement, we enter into agreements to deliver certified pools consisting of mortgage loans securitized by Ginnie Mae, Fannie Mae, and/or Freddie Mac, as applicable, for the gestation line. As with the ASAP+ and EF programs, all mortgage loans under this gestation line must adhere to a set of eligibility criteria.
The gestation line has a transaction limit of $150.0 million, and it is an evergreen agreement with no stated termination or expiration date, but can be terminated by either party upon written notice. As of
September
 30, 2021, no amount was outstanding under this line.
As of September 30, 2021, the Company had pledged mortgage loans at fair value as collateral under the above warehouse lines of credit. The above agreements also contain covenants which include certain financial requirements, including maintenance of minimum tangible net worth, minimum liquidity, maximum debt to net worth ratio, and net income, as defined in the agreements. The Company was in compliance with all debt covenants as of September 30, 2021.

UNITED WHOLESALE MORTGAGE, LLC
Debt Instrument [Line Items]
Warehouse Lines of Credit
NOTE 8 – WAREHOUSE LINES OF CREDIT
The Company had the following warehouse lines of credit with financial institutions as of December 31, 2020 and 2019, respectively, (in thousands):

As of December 31, 2020 Warehouse Lines of Credit	Expiration Date	December 31, 2020	December 31, 2019
$1.5 Billion	2/10/2021	$1,344,851	$510,954
$800 Million	3/5/2021	666,891	314,728
$200 Million	3/24/2021	86,928	150,229
$150 Million	5/25/2021	140,237	133,196
$400 Million	6/23/2021	287,073	436,437
$2 Billion	7/1/2021	499,841	800,764
$200 Million	7/7/2021	198,705	156,632
$750 Million	9/7/2021	209,138	—
$150 Million	9/19/2021	112,429	106,256
$400 Million	9/23/2021	248,947	240,620
$925 Million	10/29/2021	1,179	—
$3 Billion	10/29/2021	1,685,138	1,384,903
$250 Million	11/16/2021	249,006	355,540
$500 Million	12/28/2021	365,577	—
$1 Billion	1/10/2022	769,510	513,645
$250 Million (ASAP + —see below)	No expiration	75,947	85,683
$150 Million (gestation line—see below)	No expiration	—	—

All interest rates are variable based on a spread to the one-month LIBOR rate.		$6,941,397	$5,189,587

In addition to warehouse facilities, we are an approved lender for loan early funding facilities with Fannie Mae through its As Soon As Pooled Plus (“ASAP+”) program and Freddie Mac through its Early Funding (“EF”) program. As an approved lender for these early funding programs, we enter into an agreement to deliver closed and funded one-to-four
family residential mortgage loans, each secured by related mortgages and deeds of trust, and receive funding in exchange for such mortgage loans in some cases before the lender has grouped them into pools to be securitized by Fannie Mae or Freddie Mac. All such mortgage loans must adhere to a set of eligibility criteria to be acceptable. As of December 31, 2020, the amount outstanding through the ASAP+ program was approximately $75.9 million and no amounts were outstanding under the EF program.
In addition to the arrangements with Fannie Mae and Freddie Mac, we are also party to one early funding (or “gestation”) lines with a financial institution. Through this arrangement, we enter into agreements to deliver certified pools consisting of mortgage loans securitized by Ginnie Mae, Fannie Mae, and/or Freddie Mac, as applicable, for the gestation line. As with the ASAP+ and EF programs, all mortgage loans under this gestation line must adhere to a set of eligibility criteria.
The gestation line has a transaction limit of $150.0 million, and it is an evergreen agreement with no stated termination or expiration date that can be terminated by either party upon written notice. As of December 31, 2020, no amount was outstanding under this line.
As of December 31, 2020, the Company had pledged mortgage loans at fair value as collateral under the above warehouse lines of credit. The above agreements also contain covenants which include certain financial requirements, including maintenance of minimum tangible net worth, minimum liquidity, maximum debt to net worth ratio, net income, and limitations on additional debt, as defined in the agreements. The Company was in compliance with all debt covenants as of December 31, 2020.